(LOSS)/EARNINGS PER SHARE (Schedule of Earnings Per ADS) (Details) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS denominator		153,099,405	134,939,327	83,606,810
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Basic (loss)/earnings per share denominator		153,099,405	134,939,327	83,606,810
American depositary share [Member]
Disclosure of classes of share capital [line items]
ADS		7,654,970	6,746,966	4,180,340
Basic (loss)/earnings per ADS denominator		7,654,970	6,746,966	4,180,340
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 18)		8,249,294	4,808,120	4,808,120
Weighted average number of shares issued during the year	[1]	33,456	2,566,626	0
Weighted average number of treasury shares		(627,780)	(627,780)	(627,780)
Basic (loss)/earnings per share denominator		7,654,970	6,746,966	4,180,340

[1]	The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.